Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 6. LONG-TERM DEBT

Long-term debt consists of the following (in thousands):

	December 31, 2016	September 30, 2017
First Lien Credit Facilities:
Term loans, interest at LIBOR or base rate plus 5.50% (6.74% at September 30, 2017), net of unamortized discount and deferred loan costs of $13.7 million at September 30, 2017.	$—	$435,150
Senior secured PIK notes, net of unamortized discount and deferred loan costs of $3.5 million and $3.2 million at December 31, 2016 and September 30, 2017, respectively.	133,286	141,328
Equipment long-term note payable and capital leases	4,792	3,264
Senior secured credit facilities:
Term loans, interest at LIBOR or base rate plus 8.25% , net of unamortized discount and deferred loan costs of $15.1 million at December 31, 2016.	395,581	—
Seller notes	20,116	—

Total debt	553,775	579,742
Less: Current portion	(6,537)	(6,674)

Long-term debt	$547,238	$573,068

First Lien Credit Facilities

On June 6, 2017 (the “Closing Date”), AP Gaming I, LLC (the “Borrower”), a wholly owned indirect subsidiary of the Company, entered into a first lien credit agreement, providing for $450.0 million in term loans and a $30.0 million revolving credit facility (the “First Lien Credit Facilities”). The proceeds of the term loans were used primarily to repay the Existing Credit Facilities (as defined below), the AGS Seller Notes (as defined below) and the Amaya Seller Note (as defined below), to pay for the fees and expenses incurred in connection with the foregoing and otherwise for general corporate purposes.

The term loans will mature on February 15, 2024, and the revolving credit facility will mature on June 6, 2022. Starting with the first full quarter after the Closing Date, the term loans require scheduled quarterly payments in amounts equal to 0.25% of the original aggregate principal amount of the term loans, with the balance due at maturity. Borrowings under the term loans bear interest at a rate equal to, at the Borrower’s option, either LIBOR or the base rate, subject to an interest rate floor plus an applicable margin rate. Borrowings under the revolving credit facility bear interest at a rate equal to, at the Borrower’s option, either LIBOR or the base rate plus an applicable margin rate. In addition, on a quarterly basis, the Borrower is required to pay each lender under the revolving credit facility a commitment fee in respect of any unused commitments thereunder at a rate of 0.50% per annum.

The First Lien Credit Facilities are guaranteed by AP Gaming Holdings, LLC, the Borrower’s material, wholly owned domestic subsidiaries (subject to certain exceptions), and are secured by a pledge by AP Gaming Holdings, LLC of the Borrower’s equity interest directly held by AP Gaming Holdings, LLC and a pledge of substantially all of the existing and future property and assets of the Borrower and the subsidiary guarantors, subject to certain exceptions. The First Lien Credit Facilities require that the Borrower maintain a maximum net first lien leverage ratio set at a maximum of 6.0 to 1.0.

The First Lien Credit Facilities also contain customary affirmative covenants and negative covenants that limit our ability to, among other things: (i) incur additional debt or issue certain preferred shares; (ii) create liens on certain assets; (iii) make certain loans or investments (including acquisitions); (iv) pay dividends on or make distributions in respect of our capital stock or make other restricted payments; (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets; (vi) sell assets; (vii) enter into certain transactions with our affiliates; (viii) enter into sale-leaseback transactions; (ix) change our lines of business; (x) restrict dividends from our subsidiaries or restrict liens; (xi) change our fiscal year; and (xii) modify the terms of certain debt or organizational agreements. The new senior secured credit facilities also contain customary events of default included in similar financing transactions, including, among others, failure to make payments when due, default under other material indebtedness, breach of covenants, breach of representations and warranties, involuntary or voluntary bankruptcy, and material judgments.

Amended and Restated Senior Secured PIK Notes

On May 30, 2017, the Company entered into an amended and restated note purchase agreement (the “A&R Note Purchase Agreement”) with AP Gaming Holdings, LLC, as subsidiary guarantor (the “Subsidiary Guarantor”), Deutsche Bank AG, London Branch, as holder (the “Holder”), and Deutsche Bank Trust Company Americas, as collateral agent, which amended and restated the note purchase agreement, dated as of May 29, 2015.

The A&R Note Purchase Agreement governs the Company’s previously issued 11.25% senior secured PIK notes (the “Notes”), $115.0 million of which had been issued to the Holder at an issue price of 97% of the principal amount thereof to the Holder in a private placement exempt from registration under the Securities Act of 1933, as amended. The A&R Note Purchase Agreement extends the maturity of the Notes to May 20, 2024 and modifies the terms of the Notes to, among other things, account for the repayment of the AGS Seller Notes and the Amaya Seller Note.

The Notes remain secured by the Company’s equity in its subsidiary AP Gaming, Inc., subject to certain limitations including those imposed by gaming laws, and are unconditionally guaranteed by the Subsidiary Guarantor. Interest on the Notes continues to accrue at a rate of 11.25% per annum. The Company may elect to pay interest due on the Notes in cash, by increasing the principal of the outstanding Notes or by issuing new Notes (“PIK interest”) for the entire amount of the interest payment or by paying interest partially in cash and partially in PIK interest. Interest on the Notes accrues from the date of issuance and is payable on the dates described in more detail in the A&R Note Purchase Agreement.

The Notes contain limitations on additional indebtedness, guarantees, incurrence of liens, investments and distributions, as defined, some of which were modified in the A&R Note Purchase Agreement. The Notes also contains customary events of default included in similar transactions, including, among others, failure to make payments when due, acceleration of other material indebtedness, breach of covenants, breach of representations and warranties, involuntary or voluntary bankruptcy, and material judgments.

Equipment Long Term Note Payable and Capital Leases

The Company has entered into a financing agreement to purchase certain gaming devices, systems and related equipment and has entered into leases for servers and equipment that are accounted for as capital leases.

Senior Secured Credit Facilities

On June 6, 2017, the Borrower terminated its senior secured credit facilities (the “Existing Credit Facilities”), dated as of December 20, 2013 (as amended as of May 29, 2015 and as of June 1, 2015 and as amended, restated, supplemented or otherwise modified prior to June 6, 2017), by and among the Borrower, the lenders party thereto from time to time and Citicorp North America, Inc., as administrative agent. In connection with the termination, the Borrower repaid all of the outstanding obligations in respect of principal, interest and fees under the Existing Credit Facilities.

On June 6, 2017, net deferred loan costs and discounts totaling $13.9 million related to the Existing Credit Facilities were capitalized and were being amortized over the term of the agreement. In conjunction with the refinancing, approximately $3.3 million of these deferred loan costs and discounts was written off as a portion of the loss on extinguishment and modification of debt and the remainder of these cost will be amortized over the term of the First Lien Credit Facilities. An additional $9.2 million in loan costs and discounts was incurred related to the issuance of the First Lien Credit Facilities. Given the composition of the lender group, certain lenders were accounted for as a debt modification and, as such, $4.8 million in debt issuance costs related to the First Lien Credit Facilities were expensed and included in the loss on extinguishment and modification of debt, the remaining amount was capitalized and will be amortized over the term of the agreement.

Seller Notes

On June 6, 2017, AP Gaming, Inc., a wholly owned subsidiary of the Company terminated two promissory notes issued by AP Gaming, Inc. to AGS Holdings, LLC, in the initial principal amounts of $2.2 million and $3.3 million, respectively (the “AGS Seller Notes”). The AGS Seller Notes had been issued to the previous owners of the Company’s primary operating company. In connection with the termination, the Company caused the repayment all of the outstanding obligations in respect of principal and interest under the AGS Seller Notes.

On the June 6, 2017, the Company terminated a promissory note issued by the Company to Amaya Inc. (the “Amaya Seller Note”) with an initial principal amount of $12.0 million. The Amaya Seller Note had been issued to satisfy the conditions set forth in the stock purchase agreement for Amaya Americas Corporation (“Cadillac Jack”). During the quarter ended March 31, 2017, the Amaya Seller Note was reduced by $5.1 million to settle a clause from the Stock Purchase Agreement allowing for a refund if certain deactivated gaming machines in Mexico were not in operation as of a specified date. In connection with the termination, the Company repaid all outstanding obligations in respect of principal and interest under the Amaya Seller Note.

NOTE 6. LONG-TERM DEBT

Long-term debt consists of the following (in thousands):

	December 31,
	2015	2016
Senior secured credit facilities:
Term loans, interest at LIBOR or base rate plus 8.25% (9.25% at December 31, 2016), net of unamortized discount of $18.2 million and $15.1 million at December 31, 2015 and December 31, 2016, respectively.	$396,717	$395,581
Senior secured PIK notes, net of unamortized discount of $3.9 million and $3.5 million at December 31, 2015 and December 31, 2016, respectively.	118,764	133,286
Seller notes	18,902	20,116
Equipment long-term note payable and capital leases	5,826	4,792

Total debt(1)	540,209	553,775
Less: Current portion	(6,919)	(6,537)

Long-term debt	$533,290	$547,238

(1)	Pursuant to the adoption of ASU 2015-03, debt issuance costs of $7.8 million were deducted from the carrying amount of related debt as of December 31, 2015.

Senior Secured Credit Facilities

On December 20, 2013, the Company entered into our senior secured credit facilities, which consisted of $155.0 million in term loans and a $25.0 million revolving credit facility. On May 29, 2015, the Company entered into incremental facilities for $265.0 million in term loans and on June 1, 2015, the Company entered into an incremental agreement for an additional $15.0 million of incremental revolving commitments. The proceeds of the incremental term loans were used primarily to pay the consideration for the Cadillac Jack acquisition.

The term loans will mature on December 20, 2020, and the revolving credit facility will mature on December 20, 2018. The term loans require scheduled quarterly payments in amounts equal to 0.25% of the original aggregate principal amount of the term loans, with the balance due at maturity. Borrowings under the term loans bear interest at a rate equal to, at the Company’s option, either LIBOR or the base rate, subject to an interest rate floor plus an applicable margin rate. Borrowings under the revolving credit facility bear interest at a rate equal to, at the Company’s option, either LIBOR or the base rate plus an applicable margin rate. In addition, on a quarterly basis, the Company is required to pay each lender under the revolving credit facility a commitment fee in respect of any unused commitments thereunder at a rate of 0.50% per annum.

The senior secured credit facilities are guaranteed by AP Gaming Holdings, LLC, the AP Gaming I, LLC’s (the “Borrower”) material, wholly owned domestic subsidiaries (subject to certain exceptions), and are secured by a pledge by AP Gaming Holdings, LLC of the Borrower’s equity interest directly held by AP Gaming Holdings, LLC and a pledge of substantially all of the existing and future property and assets of the Borrower and the subsidiary guarantors, subject to certain exceptions. The senior secured credit facilities require that the Borrower maintain a maximum net first lien leverage ratio set at a maximum of 5.5 to 1. The senior secured credit facilities contain limitations on additional indebtedness, guarantees, incurrence of liens, investments and distributions, as defined. The senior secured credit facilities also contain customary events of default included in similar financing transactions, including, among others, failure to make payments when due, default under other material indebtedness, breach of covenants, breach of representations and warranties, involuntary or voluntary bankruptcy, and material judgments. The Company was in compliance with the covenants of the senior secured credit facilities at December 31, 2016.

Senior Secured PIK Notes

On May 29, 2015, the Company entered into a note purchase agreement with AP Gaming Holdings, LLC, as subsidiary guarantor (the “Subsidiary Guarantor”), Deutsche Bank AG, London Branch, as purchaser (the “Purchaser”), and Deutsche Bank Trust Company Americas, as collateral agent. Pursuant to the agreement, the Company issued $115.0 million of its 11.25% senior secured PIK notes due 2021 (the “Notes”) at an issue price of 97% of the principal amount thereof to the Purchaser in a private placement exempt from registration under the Securities Act of 1933, as amended. The Notes are secured by the Company’s equity in its subsidiary AP Gaming, Inc., subject to certain limitations including those imposed by gaming laws, and are unconditionally guaranteed by the Subsidiary Guarantor.

Interest on the Notes will accrue at a rate of 11.25% per annum. The Company may elect to pay interest due on the Notes in cash, by increasing the principal of the outstanding Notes or by issuing new Notes (“PIK interest”) for the entire amount of the interest payment or by paying interest partially in cash and partially in PIK interest. Interest on the Notes will accrue from the date of issuance and will be payable on the dates described in more detail in the agreement. The Notes will mature on May 28, 2021. The net proceeds of the Notes were used primarily to finance the Cadillac Jack acquisition.

The Notes contain limitations on additional indebtedness, guarantees, incurrence of liens, investments and distributions, as defined. The Notes also contains customary events of default included in similar transactions, including, among others, failure to make payments when due, acceleration of other material indebtedness, breach of covenants, breach of representations and warranties, involuntary or voluntary bankruptcy, and material judgments. At December 31, 2016, the Notes totaled $133.3 million, which includes capitalized interest of $21.8 million.

Seller Notes

On December 20, 2013, the Company issued two promissory notes (the “AGS Seller Notes”) to AGS Holdings, LLC, in the amounts of $2.2 million and $3.3 million, to the previous owners of the Company’s primary operating company. At December 31, 2016, notes payable related to the AGS Seller Notes totaled $7.1 million, which includes capitalized interest of $1.6 million. The AGS Seller Notes accrue interest on the unpaid principal balance at 8.5% per annum and shall be payable semi-annually in arrears on June 30 and December 31, commencing on June 30, 2014. Any interest accrued and payable on any interest payment date will be paid by capitalizing such interest and adding it to (and thereby increasing) the outstanding principal amount of this AGS Seller Notes. All principal and interest under the AGS Seller Notes is due and payable on June 18, 2021, the maturity date. The Company may prepay from time to time all or any portion of the outstanding principal balance due under the AGS Seller Notes.

On May 29, 2015, the Company issued a promissory note to Amaya Inc. (the “Amaya Seller Note”) with an initial principal amount of $12.0 million to satisfy the conditions set forth in the stock purchase agreement for Cadillac Jack. The Amaya Seller Note accrues interest on the unpaid principal amount at 5.0% per annum and is payable semi-annually on June 30 and December 31 (and on May 29, 2023, the maturity date of the note), commencing on June 30, 2015. All interest accrued and payable on any interest payment date will be paid by capitalizing such interest and adding it to (and thereby increasing) the outstanding principal amount of the Amaya Seller Note. All principal under the note is due and payable on May 29, 2023. The Amaya Seller Note is required to be prepaid under certain circumstances, such as refinancing our senior secured credit facilities or a public equity offering as described in the note agreement. The Company may prepay from time to time all or any portion of the outstanding principal balance due under the Amaya Seller Note. The Amaya Seller Note includes certain covenants and events of default that are customary for instruments of this type. At December 31, 2016, the Amaya Seller Note totaled $13.0 million, which includes capitalized interest of $1.0 million.

Equipment Long Term Note Payable and Capital Leases

The Company has entered into a financing agreement to purchase certain gaming devices, systems and related equipment and has entered into leases for servers and equipment that are accounted for as capital leases.

Scheduled Maturities of Long-Term Debt

Aggregate contractual future principal payments (excluding the effects of repayments for excess cash flow) of long-term debt for the years following December 31, 2016, are as follows (in thousands):

For the year ending December 31,
2017	$6,537
2018	6,350
2019	4,605
2020	397,953
2021	143,920
Thereafter	12,998

Total scheduled maturities	572,363
Unamortized debt discount and debt issuance costs	(18,588)

Total long-term debt	$553,775